S000004329 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	308 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.91%	19.40%	23.52%
iShares U.S. Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.44%	18.96%	23.02%
Performance Inception Date					May 15, 2000
iShares U.S. Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.39%	18.87%	22.84%
iShares U.S. Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.08%	15.44%	20.07%

[1]	The Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Technology Index through June 23, 2019, the Dow Jones U.S. Technology Capped Index from June 24, 2019 through September 19, 2021, and the Russell 1000 Technology RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.